Trade receivables - Vasta Platform (Successor) (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade receivables
Schedule of trade receivables
	December 31, 2020	December 31, 2019
Trade receivables	501,498	394,309
Related Parties (Note 20)	22,791	17,062
( - ) Impairment losses on trade receivables	(32,055)	(22,524)
	492,234	388,847

Schedule of maturities of trade receivables
	December 31, 2020	December 31, 2019
Not yet due	425,327	332,071
Past due
Up to 30 days	8,456	10,403
From 31 to 60 days	10,931	7,505
From 61 to 90 days	8,764	6,071
From 91 to 180 days	15,539	9,506
From 181 to 360 days	18,038	16,813
Over 360 days	12,279	6,894
Total past due	74,007	57,192

Customers in bankruptcy	2,164	5,046
Related parties (note 20)	22,791	17,062
Provision for impairment of trade receivables	(32,055)	(22,524)

	492,234	388,847

Schedule of expected credit losses for aging
	As of December 31, 2020		As of December 31, 2019
	Expected credit loss rate (%)	Lifetime ECL (R$)	Expected credit loss rate (%)	Lifetime ECL (R$)
Not yet due	0.10%	432	0.67%	2,267
Past due
Up to 30 days	6.19%	523	1.81%	188
From 31 to 60 days	12.92%	1,413	3.12%	234
From 61 to 90 days	20.64%	1,809	5.04%	306
From 91 to 180 days	43.66%	6,785	11.10%	1,056
From 181 to 360 days	51.67%	9,320	45.37%	7,628
Over 360 days	78.26%	9,609	84.13%	5,799
		29,891		17,478
Customers in Bankruptcy (i)	100.00%	2,164	100.00%	5,046
Impairment losses on trade receivables		32,055		22,524

(i)

During the year ended December 31, 2020 and December 31, 2019, the Company’s Management recorded 100% impairment losses from three of its customers that went bankrupt. All those corporate customers were national booksellers that were present in the main cities of the country and therefore were considered as strategic marketplaces for the sale of our published materials to final customers (students, teachers, and schools).

Schedule of changes in impairment losses on trade receivables
	December 31, 2020	December 31, 2019	From October 11 to December 31, 2018
Opening balance	22,524	19,397	26,616
Additions	29,870	6,936	5,932
Reversals	(4,855)	(1,975)	(3,649)
Write offs	(15,484)	(1,834)	(9,502)
Closing balance	32,055	22,524	19,397

(i)

The Company recognized an additional provision for expected losses due to COVID-19 effects, caused by temporary activities closing in schools and institutes, determined by States and Municipalities in the year ended December 31, 2020.

(ii)

The Company has assessed credits line alongside its customers, and some credit lines were renegotiated. Because of historical losses and lack of prospects of credit recovery alongside those customers, the Company recognized R$15,484 as write-offs as of December 31, 2020 (R$ 1,834 as of December 31, 2019 and R$ 9,502 from October 11 to December 31, 2018).

Vasta Platform (Successor)
Trade receivables
Schedule of trade receivables
	As of December 31, 2019	As of December 31, 2018
Trade receivables	394,309	335,354
Related Parties (Note 19)	17,062	3,801
(-) Impairment losses on trade receivables	(22,524)	(19,397)
	388,847	319,758

Schedule of maturities of trade receivables
	As of December 31, 2019	As of December 31, 2018
Not yet due	332,071	302,610
Past due
Up to 30 days	10,403	4,407
From 31 to 60 days	7,505	5,193
From 61 to 90 days	6,071	5,136
From 91 to 180 days	9,506	4,716
From 181 to 360 days	16,813	4,649
Over 360 days	6,894	2,933
Total past due	57,192	27,034

	As of December 31, 2019	As of December 31, 2018
Clients on bankuptcy	5,046	5,710
Related parties (note 19)	17,062	3,801
Provision for impairment of trade receivables	(22,524)	(19,397)
	388,847	319,758

Schedule of expected credit losses for aging
	As of December 31, 2019		As of December 31, 2018
	Expected credit loss rate (%)	Lifetime ECL (R$)	Expected credit loss rate (%)	Lifetime ECL (R$)
Not yet due	0.67%	2,267	0.96%	2,932
Past due
Up to 30 days	1.81%	188	8.85%	390
From 31 to 60 days	3.12%	234	17.89%	929
From 61 to 90 days	5.04%	306	23.56%	1,210
From 91 to 180 days	11.10%	1,055	40.18%	1,895
From 181 to 360 days	45.37%	7,628	74.90%	3,482
Over 360 days	84.13%	5,799	97.14%	2,849
		17,478		13,687
Clients on Bankuptcy (i)	100.00%	5,046		5,710
Impairment losses on trade receivables		22,524		19,397

(i)

During the year ended December 31, 2019 and December 31, 2018, the Business’ Management recorded 100% for impairment losses from three of its clients that went into bankruptcy. All those corporate clients were national booksellers that were present in the main cities of the country and therefore were considered as strategic marketplaces for the commercialization of our published materials to final customers (students, teachers and schools).

Schedule of changes in impairment losses on trade receivables
	As of December 31, 2019	October 11 to December 31, 2018
Opening balance	19,397	26,616
Additions	6,936	366
Clients in bankruptcy	(664)	5,566
Reversals	(1,975)	(3,649)
Write-off against trade receivables	(1,170)	(9,501)
Closing balance	22,524	19,397